ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

FILED VIA EDGAR

September 30, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:            Ultimus Managers Trust (the "Trust")
Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by Ultimus Managers Trust (the "Trust"), on behalf of its series, APEXcm Small/Mid-Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, Barrow All-Cap Core Fund, Barrow All-Cap Long/Short Fund and Wavelength Interest Rate Neutral Fund (the "Funds"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act).
Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that (i) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 26 (SEC Accession No. 0001111830-14-000707) to the Trust's Registration Statement on Form N-1A (the "Amendment").  The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on September 29, 2014.
Please direct any comments or questions to the undersigned at 513.587.3451.

Very truly yours,

/s/ Frank L. Newbauer
Frank L. Newbauer
Secretary